Intangible Assets (Details) - Schedule of Summarizing the Changes in the Carrying Amount of Goodwill - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Summarizing the Changes in the Carrying Amount of Goodwill [Abstract]
Balance as of December 31, 2023		$ 9,808,335	$ 19,452,270
Balance as of June 30, 2024	$ 9,051,052	9,051,052	9,808,335
Impairments	$ (757,283)	$ (757,283)	$ (10,401,218)